Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 92,510	$ 13,396
Investments, available for sale	49,680	65,836
Interest receivable	181	262
Accounts receivable	70	1,021
Prepaid expenses and other current assets	1,667	1,205
Total current assets	144,108	81,720
Property and equipment, net	2,346	2,284
Restricted cash	400	400
Other assets	78	50
Total assets	146,932	84,454
Current liabilities:
Accounts payable	501	560
Accrued expenses and other liabilities	4,772	5,002
Income taxes payable	75	0
Deferred revenue, current portion	1,279	5,955
Loan payable, net of discount	0	7,101
Total current liabilities	6,627	18,618
Deferred revenue, net of current portion	8,891	9,866
Deferred lease incentive, net of current portion	573	888
Deferred rent, net of current portion	206	257
Total liabilities	$ 16,297	$ 29,629
Commitments (Note 12)
Stockholders’ equity:
Preferred stock, $0.001 par value per share; 5,000,000 shares authorized; no shares issued and outstanding in 2015 and 2014, respectively	$ 0	$ 0
Common stock, $0.001 par value per share; 100,000,000 shares authorized; 22,166,803 and 18,234,068 shares issued and 22,165,166 and 18,234,068 outstanding in 2015 and 2014, respectively	22	18
Additional paid-in capital	251,793	200,157
Accumulated other comprehensive loss	(18)	(14)
Accumulated deficit	(121,162)	(145,336)
Total stockholders’ equity	130,635	54,825
Total liabilities and stockholders’ equity	$ 146,932	$ 84,454